NON-WHOLLY OWNED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
Summarized accounts for non-wholly owned subsidiaries
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statement of Financial Position:

	As of December 31, 2021
US$ MILLIONS	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Non-Controlling Interest in Operating Subsidiaries	Partnership Capital(1)
Utilities
U.K. regulated distribution operation	$249	$4,961	$316	$3,285	$314	$1,295
Brazilian regulated gas transmission operation	668	3,115	1,278	2,028	389	88
Colombian natural gas distribution operation	219	1,061	162	522	512	84
Brazilian electricity transmission operation(2)	104	1,457	30	902	436	193
North American residential energy infrastructure operation	269	4,583	466	2,660	1,215	511
Indian gas transmission operation	154	2,015	287	1,191	644	47
U.K. residential infrastructure business(2)	5	151	34	5	99	18
European residential infrastructure operation(2)	24	213	10	78	132	17
Transport
North American rail operation	564	9,561	564	4,930	4,173	458
U.K. port operation	55	1,154	40	779	159	231
Australian port operation	262	581	223	180	316	124
Peruvian toll roads	98	1,132	17	561	541	111
Indian toll roads(3)	70	732	166	364	189	83
Midstream
Canadian diversified midstream operation(2)	441	15,034	2,875	7,283	2,413	2,904
North American gas storage operation	258	1,479	227	662	525	323
Western Canadian natural gas gathering and processing operation	130	3,932	96	1,974	1,422	570
Data
U.S. data center operation	51	1,401	86	929	312	125
Australian data center operation	28	402	23	119	206	82
U.K. telecom towers operation	40	880	190	495	177	58
Indian telecom towers operation(2)	306	8,081	407	6,034	1,443	503
Corporate
Holding LP and other	746	101	889	2,470	41	(2,553)
Total	$4,741	$62,026	$8,386	$37,451	$15,658	$5,272

	As of December 31, 2020
US$ MILLIONS	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Non-Controlling Interest in Operating Subsidiaries	Partnership Capital(1)
Utilities
U.K. regulated distribution operation	$181	$5,264	$333	$3,241	$367	$1,504
Brazilian regulated transmission operation	405	3,494	203	2,772	783	141
Colombian natural gas distribution operation	220	1,256	248	478	636	114
Brazilian electricity transmission operation(2)	15	320	11	196	89	39
Canadian district energy operation(4)	28	1,260	147	567	429	145
U.S. district energy operation(4)	38	1,097	78	768	163	126
North American residential energy infrastructure operation	210	4,215	436	2,321	1,174	494
Indian gas transmission operation	94	2,172	131	1,308	781	46
Transport
North American rail operation	504	9,569	699	4,898	4,032	444
U.K. port operation	62	1,105	45	735	157	230
Australian port operation	151	863	131	393	352	138
Chilean toll roads(4)	126	835	125	1,148	(335)	23
Peruvian toll roads	105	1,247	438	212	591	111
Indian toll roads(3)	87	808	177	426	203	89
Midstream
North American gas storage	170	1,433	67	658	544	334
Western Canadian natural gas gathering and processing operation	125	3,964	131	2,072	1,348	538
Data
U.S. data center operation	67	1,634	95	1,138	334	134
Australian data center operation	12	311	127	7	135	54
U.K. telecom towers operation	32	896	332	327	203	66
Indian telecom towers operation(2)	392	7,998	493	5,392	1,917	588
Corporate
Holding LP and other	589	172	870	3,423	52	(3,584)
Total	$3,613	$49,913	$5,317	$32,480	$13,955	$1,774

(1)Attributable to all equity holders other than non-controlling interests in operating subsidiaries.
(2)Refer to Note 6, Acquisition of Businesses, for further details.
(3)Indian toll roads include our investments in BIF India Holdings Pte Ltd, Simhapuri Expressway Limited and Rayalseema Expressway Private Limited.
(4)Refer to Note 5 , Disposition of Businesses, for further details.
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statement of Operating Results:

	Year ended December 31, 2021
		Attributable to non-controlling interest		Attributable to unitholders
US$ MILLIONS	Revenue	Net Income (loss)	Other Comprehensive Income (loss)	Net Income (loss)	Other Comprehensive Income (loss)
Utilities
U.K. regulated distribution operation	$569	$34	$6	$138	$26
Brazilian regulated transmission operation	1,074	361	(87)	150	(31)
Colombian natural gas distribution operation	862	34	(101)	8	(24)
Brazilian electricity transmission operation(1)	90	22	(6)	10	(2)
Canadian district energy operation(2)	72	9	35	3	8
U.S. district energy operation(2)	74	2	—	—	—
North American residential energy infrastructure operation	1,444	75	43	32	18
Indian gas transmission operation	342	35	(17)	13	(5)
U.K. residential infrastructure business(1)	2	—	—	—	—
European residential infrastructure operation(1)	89	(6)	(8)	(1)	(1)
Transport
North American rail operation	2,157	208	131	24	13
U.K. port operation	274	17	6	24	9
Australian port operation	412	(16)	(18)	(6)	(6)
Chilean toll roads(2)	138	(40)	53	(8)	13
Peruvian toll roads	96	6	(57)	1	(11)
Indian toll roads(3)	117	(25)	(6)	(9)	(3)
Midstream
North American gas storage operation	371	95	36	65	22
Canadian diversified midstream operation(1)	906	59	38	65	30
Western Canadian natural gas gathering and processing operation	551	62	52	25	21
Data
U.S. data center operation	249	(33)	13	(13)	5
Australian data center operation	23	3	(8)	1	(3)
U.K. telecom towers operation	59	(19)	(1)	(6)	—
Indian telecom towers operation(1)	1,257	1	(80)	—	(16)
Corporate
Holding LP and other	5	742	—	450	194
Total	$11,233	$1,626	$24	$966	$257

	Year ended December 31, 2020
		Attributable to non-controlling interest		Attributable to unitholders
US$ MILLIONS	Revenue	Net Income (loss)	Other Comprehensive Income (loss)	Net Income (loss)	Other Comprehensive Income (loss)
Utilities
U.K. regulated distribution operation	$488	$11	$42	$46	$167
Colombian regulated distribution operation(2)	6	2	156	—	(6)
Brazilian regulated transmission operation	942	309	(399)	116	(152)
Colombian natural gas distribution operation	793	39	34	7	13
Brazilian electricity transmission operation(1)	40	9	(25)	4	(11)
Canadian district energy operation(2)	127	5	115	2	39
U.S. district energy operation(2)	137	(14)	58	(9)	38
North American residential energy infrastructure operation	1,274	70	(32)	29	(14)
Indian gas transmission operation	268	(61)	(23)	(19)	(7)
Transport
Australian export terminal(4)	297	163	35	54	16
North American Rail Operation	1,974	86	(153)	11	(16)
U.K. port operation	235	22	16	31	22
Australian port operation	381	(29)	40	(10)	14
Chilean toll roads(2)	116	(21)	(21)	(6)	2
Peruvian toll roads	81	7	(54)	1	(11)
Indian toll roads(3)	111	(24)	(4)	(8)	(2)
Midstream
North American gas storage operation	143	(10)	10	(7)	6
Western Canadian natural gas gathering and processing operation	501	29	(1)	12	(1)
Data
U.S. data center operation	273	(32)	(10)	(13)	(4)
Australian data center operation	24	4	12	1	5
U.K. telecom towers operation	51	(3)	5	(1)	2
Indian telecom towers operation(1)	360	5	69	3	14
Corporate
Holding LP and other	9	(56)	—	(7)	250
Total	$8,631	$511	$(130)	$237	$364

	Year ended December 31, 2019
		Attributable to non-controlling interest		Attributable to unitholders
US$ MILLIONS	Revenue	Net Income (loss)	Other Comprehensive Income (loss)	Net Income (loss)	Other Comprehensive Income (loss)
Utilities
U.K. regulated distribution operation	478	24	71	103	278
Colombian regulated distribution operation(2)	179	10	(9)	2	(2)
Brazilian regulated transmission operation	1,141	349	(83)	132	(33)
Colombian natural gas distribution operation	874	51	(4)	7	—
Brazilian transmission operation	2	15	(2)	7	(1)
Canadian district energy operation	121	6	85	2	29
U.S. district energy operation	158	(14)	49	(9)	32
North American residential energy infrastructure operation	956	3	63	2	26
Indian gas transmission operation	266	(39)	(33)	(12)	(10)
Transport
Australian export terminal(4)	308	15	(3)	43	(8)
North American Rail Operation	—	—	(10)	—	(1)
U.K. port operation	197	4	19	7	27
Australian port operation	462	(24)	(1)	(7)	—
Chilean toll roads	162	—	27	2	16
Peruvian toll roads	107	5	10	1	2
Indian toll roads(3)	130	(19)	(6)	(9)	(3)
Midstream
North American gas storage operation	143	12	52	9	32
Western Canadian natural gas gathering and processing operation	256	35	31	14	12
Data
U.S. data center operation	294	(22)	(10)	(7)	(4)
Australian data center operation	20	6	(3)	2	(1)
U.K. telecom towers operation	—	—	(2)	—	(1)
Corporate
Holding LP and other	25	(5)	—	(295)	(26)
Total	$6,279	$412	$241	$(6)	$364

(1)Refer to Note 6, Acquisition of Businesses, for further details.
(2)Refer to Note 5 , Disposition of Businesses, for further details.
(3)Indian toll roads include our investments in BIF India Holdings Pte Ltd, Simhapuri Expressway Limited and Rayalseema Expressway Private Limited.
(4)On December 7, 2020, our partnership completed the partial sale of an effective 22% interest in our Australian export terminal. Upon partial disposition, the operation ceased to meet the definition of a non-wholly owned subsidiary. The balance in the tables above reflect the period up until the date of partial disposition. Refer to Note 5, Disposition of Businesses, and Note 12, Investment in Associates and Joint Ventures, for further details.
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statement of Cash Flows:

	Cash Flow Activities
	Year ended December 31, 2021			Year ended December 31, 2020
US$ MILLIONS	Operating	Investing	Financing	Operating	Investing	Financing
Utilities
U.K. regulated distribution operation	$273	$344	$(582)	$241	$(372)	$133
Colombian regulated distribution operation(1)	—	—	—	2	—	(2)
Brazilian regulated transmission operation	768	(32)	(473)	634	(34)	(588)
Colombian natural gas distribution operation	91	(38)	(41)	89	(35)	(55)
Brazilian electricity transmission operation(2)	29	70	(24)	13	—	(14)
Canadian district energy operation(1)	30	(38)	7	42	(97)	55
U.S. district energy operation(1)	13	(34)	25	51	(50)	—
North American residential energy infrastructure operation	(79)	(107)	189	(42)	(5)	45
Indian gas transmission operation	187	(51)	(120)	136	(14)	(117)
U.K. residential infrastructure business(2)	—	1	—	—	—	—
European residential infrastructure operation(2)	(6)	15	—	—	—	—
Transport
Australian export terminal(4)	—	—	—	68	(27)	(57)
North American rail operation	511	(98)	(424)	616	(24)	(606)
U.K. port operation	66	(53)	(24)	42	(25)	(11)
Australian port operation	11	(21)	(18)	28	(32)	26
Chilean toll roads(1)	46	(172)	85	49	(1)	(34)
Peruvian toll roads	30	(27)	—	18	(22)	—
Indian toll roads(3)	(2)	3	5	11	(18)	19
Midstream
North American gas storage operation	196	(35)	(179)	68	12	(53)
Canadian diversified midstream operation(2)	198	(246)	108	—	—	—
Western Canadian natural gas gathering and processing operation	235	(91)	(135)	156	(299)	114
Data
U.S. data center operation	38	(25)	(15)	77	(16)	(63)
Australian data center operation	16	(105)	104	7	(3)	(3)
U.K. telecom towers operation	16	(15)	2	27	(20)	(9)
Indian telecom towers operation(2)	189	(416)	261	245	(3,451)	3,331
Corporate
Holding LP and other	(171)	22	322	(182)	(4)	89
Total	$2,685	$(1,149)	$(927)	$2,396	$(4,537)	$2,200

	Cash Flow Activities
	Year ended December 31, 2019
US$ MILLIONS	Operating	Investing	Financing
Utilities
U.K. regulated distribution operation	$271	$(416)	$147
Colombian regulated distribution operation(1)	26	(24)	(4)
Brazilian regulated transmission operation	839	(21)	(702)
Colombian natural gas distribution operation	72	(38)	(73)
Brazilian electricity transmission operation	22	(4)	(6)
Canadian district energy operation(1)	53	(68)	14
U.S. district energy operation(1)	22	(29)	2
North American residential energy infrastructure business	128	(228)	87
Indian gas transmission operation	208	(1,950)	1,746
Transport
Australian export terminal(4)	91	(23)	(55)
North American rail operation	—	(6,460)	6,578
U.K. port operation	27	(43)	9
Australian port operation	52	(45)	(10)
Chilean toll roads(1)	62	(2)	(55)
Peruvian toll roads	47	(39)	—
Indian toll roads(3)	7	(9)	(29)
Midstream
North American gas storage operation	83	(10)	(63)
Western Canadian natural gas gathering and processing business	92	(1,396)	1,339
Data
U.S. data center operation	51	(6)	(35)
Australian data center operation	—	(277)	286
U.K. telecom towers operation	3	(280)	289
Corporate
Holding LP and other	(46)	243	(128)
Total	$2,110	$(11,125)	$9,337

(1)Refer to Note 5, Disposition of Businesses, for further details.
(2)Refer to Note 6, Acquisition of Businesses, for further details.
(3)Indian toll roads include our investments in BIF India Holdings Pte Ltd, Simhapuri Expressway Limited and Rayalseema Expressway Private Limited.
(4)On December 7, 2020, our partnership completed the partial sale of an effective 22% interest in our Australian export terminal. Upon partial disposition, the operation ceased to meet the definition of a non-wholly owned subsidiary. The balance in the tables above reflect the period up until the date of partial disposition. Refer to Note 5, Disposition of Businesses, and Note 12, Investment in Associates and Joint Ventures, for further details.